BORROWINGS	12 Months Ended
Dec. 31, 2024
BORROWINGS
BORROWINGS

14.BORROWINGS

The short-term and long-term borrowings as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Short-term borrowings:
Short-term bank borrowings	109,900	148,800
Secured bank borrowings related to discounted notes receivable	—	80,000
Long-term bank borrowings, current portion	1,782	116,453
Total	111,682	345,253
Long-term borrowings:
Long-term bank borrowings	285,898	269,438

Short-term bank borrowings

In November 2022, Shanghai Hesai entered into a short-term bank credit facility agreement for up to RMB300,000 with an annual interest rate of China’s one-year loan prime rate (“LPR”) minus 80 bps. The facility of RMB300,000 was expired on November 23, 2023. During the year ended December 31, 2023, the Group drew down RMB109,900 with an annual interest rate of 2.85% and a maturity date of January 16, 2024. During the year ended December 31, 2024, the Group repaid RMB109,900. The outstanding balance were RMB109,900 and nil as of December 31, 2023 and 2024, respectively.

In December 2023, Shanghai Hesai entered into a short-term bank credit facility agreement for up to RMB500,000 with an annual interest rate of China’s one-year loan prime rate (“LPR”) minus 80 bps. The facility of RMB500,000 will expire on December 12, 2024. During the year ended December 31, 2024, the Group drew down RMB154,800 with an annual interest rate range from 2.65% to 2.70%. The maturity dates ranged from January 31, 2025 to February 6, 2025. During the year ended December 31, 2024, the Group repaid RMB6,000. The outstanding balance were nil and RMB148,800 as of December 31, 2023 and 2024, respectively. The weighted average interest rate on borrowings under this agreement as of December 31, 2023 and 2024 was nil and 2.70%, respectively.

The Group has RMB351,200 unused short-term bank facility as of December 31, 2024.

14.BORROWINGS (continued)

Secured bank borrowings related to discounted notes receivable

In July, August and December 2024, the Group factored certain intercompany notes receivable with a total face value of RMB80,000 to several domestic banks for total proceeds of RMB79,300 at effective interest rates ranging from 0.98% to 2.03%. As these factoring of notes receivables was with recourse, the transactions did not qualify as a transfer of financial assets and were recognized as secured bank borrowings included in short-term borrowings. The total intercompany notes receivable pledged for secured bank borrowings was nil and RMB80,000 as of December 31, 2023 and 2024, respectively.

Long-term bank borrowings

In November 2022, Shanghai Hesai entered into a two-year facility of RMB700,000 with an annual interest rate of China’s LPR minus 100 bps. The facility will expire on December 4, 2024. The usage of credit facility is restricted to the purchasing of property and equipment for the production facility under construction in Jiading, Shanghai. The credit facility is secured by Shanghai Hesai’s land-use rights and new research, development and intelligent manufacturing center with a total book value of RMB563,225 as of December 31, 2024. During the year ended December 31, 2023, Shanghai Hesai drew down RMB261,345. During the year ended December 31, 2024, Shanghai Hesai drew down RMB18,569. As of December 31, 2023, the outstanding balance was RMB279,817. As of December 31, 2024, the outstanding balance was RMB298,387 of which RMB89,516 will be repaid within one year and had been reclassified to short-term borrowings. The weighted average interest rate on borrowings under this agreement as of December 31, 2023 and 2024 was 2.65%. The maturity dates of the remaining long-term portion ranged from June 4, 2025 to December 3, 2027.

In October 2023, Zhejiang Hertz entered into a one-year facility of RMB110,000 with an annual interest rate of China’s LPR minus 60 bps. The facility will expire on October 17, 2024. The usage of credit facility is restricted to the purchasing of property and equipment for Hertz factory in Hangzhou, Zhejiang, the borrowing was guaranteed by Shanghai Hesai. During the year ended December 31, 2023, Zhejiang Hertz drew down RMB5,347. During the year ended December 31, 2024, Zhejiang Hertz drew RMB70,069 and RMB21,542 was repaid. As of December 31, 2023, the outstanding balance was RMB5,347 of which RMB1,782 will be repaid within one year and had been reclassified to short-term borrowings. As of December 31, 2024, the outstanding balance was RMB53,874 of which RMB26,937 will be repaid within one year and had been reclassified to short-term borrowings. The weighted average interest rate on borrowings under this agreement as of December 31, 2023 and 2024 was 2.85% and 2.83%, respectively. The maturity dates of the remaining long-term portion ranged from April 17, 2025 to October 17, 2026.

In September 2024, Zhejiang Hertz entered into a five-year facility of RMB150,000 with an annual interest rate of 2.50% per annum. The facility will expire on September 17, 2029. The usage of credit facility is restricted to the purchasing of property and equipment for Hertz factory in Hangzhou, Zhejiang, the borrowing was guaranteed by Shanghai Hesai. During the year ended December 31, 2024, Zhejiang Hertz drew down RMB31,637. As of December 31, 2024, the outstanding balance was RMB31,637. The maturity date was September 17, 2029.

In December 2023, the Group acquired a Swiss company and assumed the long-term borrowings of CHF299 (equivalent to RMB2,516) the company borrowed in 2020, which will mature in 2030. During the year ended December 31, 2024, the Group repaid CHF50. As of December 31, 2024, the outstanding balance was CHF249 (equivalent to RMB1,993)

14.BORROWINGS (continued)

Long-term bank borrowings - continued

The Group has RMB576,102 unused long-term bank facility as of December 31, 2024. The principal maturities of the long-term borrowings as of December 31, 2023 and 2024 are as follows:

	As of	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB

2025	85,728	116,453
2026	85,728	119,355
2027	111,926	—
2028 and after	2,516	33,630
Total	285,898	269,438